SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events
SUBSEQUENT EVENTS

34.	SUBSEQUENT EVENTS

•	Advances from customers

On January 16, 2023, the subsidiary CSN Mineração concluded the negotiations for a long-term iron ore supply contract entered into with an international trading company. The transaction involves a cash advance in the amount of US$500 million referring to a contract for the supply of approximately 13 million tons of iron ore, to be executed within a period of four years, whose advance receipt will occur when certain conditions precedent, usual for this type of transaction, are fulfilled.

•	Decision handed down by the Federal Supreme Court (STF) on res judicata in tax matter

On February 8, 2023, the Federal Supreme Court (STF) concluded the judgment of Matters 881 and 885, in the sense that a final individual decision on taxes collected on a continuous basis loses its effects from a decision of the Court contrary to that of the STF, handed down in notice of claim of unconstitutionality or binding effects. Based on the position of the STF and official Memorandum 1/2023, issued by the Brazilian Securities and Exchange Commission (CVM), the company and the external legal advisors assessed the issue and the impacts on its contingencies and based on the advisors' information, informs that at this time no claims have been identified that could have an impact on its financial statements.

•	Pre-Payment Export Financing Agreement

On March 30, 2023, the subsidiary CSN Mineração, entered into a Pre-Payment Export Financing Agreement, totaling up to US$ 1.4 billion and a final term of 12 years, with up to US$ 980 million to be granted by Japan Bank, and up to US$ 420 million to be granted by a syndicate of banks formed by BNP Paribas, Citibank, Crédit Agricole Corporate & Investment Bank, JP Morgam Chase Bank, Sumitomo Mitsui Trust Bank/NY and Sumitomo Mitsui Banking Corporation, secured by Nippon Export and Investment Insurance (“NEXI”). This operation aims to support CSN Mineração in its project to build a new pellet feed plant (P15) in the Casa de Pedra mine, aiming to ensure the supply of high-quality iron ore to its customers, helping in their decarbonization strategies for the steel sector.